Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	$ 56,520	$ 52,914
Gross unrealized gains on FVOCI securities	71	310
Gross unrealized losses on FVOCI securities	(511)	(63)
Financial assets measured at fair value through other comprehensive income	56,080	53,161
Unrealized gain losses on FVOCI securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	57,044	53,644
Gross unrealized gains on FVOCI securities	110	454
Gross unrealized losses on FVOCI securities	(548)	(101)
Financial assets measured at fair value through other comprehensive income	56,606	53,997
Unrealized gain losses on FVOCI securities [member] | Canadian federal government [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	10,430	8,310
Gross unrealized gains on FVOCI securities	7	31
Gross unrealized losses on FVOCI securities	(23)	(1)
Financial assets measured at fair value through other comprehensive income	10,414	8,340
Unrealized gain losses on FVOCI securities [member] | Other Canadian governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	18,753	14,007
Gross unrealized gains on FVOCI securities	32	182
Gross unrealized losses on FVOCI securities	(66)	0
Financial assets measured at fair value through other comprehensive income	18,719	14,189
Unrealized gain losses on FVOCI securities [member] | U.S. Treasury and agencies [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	11,935	14,157
Gross unrealized gains on FVOCI securities	8	23
Gross unrealized losses on FVOCI securities	(317)	(53)
Financial assets measured at fair value through other comprehensive income	11,626	14,127
Unrealized gain losses on FVOCI securities [member] | Other foreign governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	6,859	6,750
Gross unrealized gains on FVOCI securities	20	30
Gross unrealized losses on FVOCI securities	(24)	(5)
Financial assets measured at fair value through other comprehensive income	6,855	6,775
Unrealized gain losses on FVOCI securities [member] | Mortgage backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	1,214	1,516
Gross unrealized gains on FVOCI securities	2	29
Gross unrealized losses on FVOCI securities	(9)	0
Financial assets measured at fair value through other comprehensive income	1,207	1,545
Unrealized gain losses on FVOCI securities [member] | Asset backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	638	354
Gross unrealized gains on FVOCI securities		0
Gross unrealized losses on FVOCI securities	(26)	(2)
Financial assets measured at fair value through other comprehensive income	612	352
Unrealized gain losses on FVOCI securities [member] | Corporate debt [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	6,691	7,820
Gross unrealized gains on FVOCI securities	2	15
Gross unrealized losses on FVOCI securities	(46)	(2)
Financial assets measured at fair value through other comprehensive income	6,647	7,833
Unrealized gain losses on FVOCI securities [member] | Corporate public equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	524	730
Gross unrealized gains on FVOCI securities	39	144
Gross unrealized losses on FVOCI securities	(37)	(38)
Financial assets measured at fair value through other comprehensive income	$ 526	$ 836